RELATED PARTY TRANSACTIONS - Purchase services and goods from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Purchase services and goods	¥ 74,368,128	$ 10,634,500	¥ 70,513,443	¥ 56,058,918
Brokerage firms | Referral services
RELATED PARTY TRANSACTIONS
Purchase services and goods	319,402		602,845	853,139
Tencent | Technical services and online marketing
RELATED PARTY TRANSACTIONS
Purchase services and goods	239,721		186,970	122,452
Suofeiya Shengdu | Home furnishing services
RELATED PARTY TRANSACTIONS
Purchase services and goods	47,506		111,541	144,119
Yuanjing Mingde | Rental and property management services
RELATED PARTY TRANSACTIONS
Purchase services and goods	0		13,949	21,882
IFM | Referral services
RELATED PARTY TRANSACTIONS
Purchase services and goods	5,197		5,618	6,339
Ziroom | Purchase of services and renovation
RELATED PARTY TRANSACTIONS
Purchase services and goods	8,890		4,774	10,661
Others
RELATED PARTY TRANSACTIONS
Purchase services and goods	575		3,464	35,917
Related party
RELATED PARTY TRANSACTIONS
Purchase services and goods	¥ 621,291		¥ 929,161	¥ 1,194,509